Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 01, 2025	Jan. 01, 2024	Jan. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Greece rate					2.74%	3.50%	9.65%
Administration Fees	$ 391	$ 381	$ 368
Management fee	$ 1,900	$ 1,900	$ 1,800
Due to related parties					$ 1,506	$ 1,379
Promissory Note [Member]
Related Party Transaction [Line Items]
Interest charged on promissory note						69
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Sale of stock percentage of ownership after transaction				1.00%
Sale of stock price per share				$ 150
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel				$ 325
Charter hire agreement commission rate				1.25%
Vessels initial term				5 years
Head management agreement commencement date				Mar. 23, 2020
Management agreements renewal period				5 years
Administration fees payable to related party				$ 1,600
Head management agreement, terms and manner of settlement				In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.
Pyxis Maritime Corporation [Member] | Pyxis Epsilon [Member]
Related Party Transaction [Line Items]
Base term expired				December 31, 2017
While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel				$ 450
Related Party [Member]
Related Party Transaction [Line Items]
Administration Fees				$ 2,036	1,958	$ 1,812
Convertible preferred stock				3,000
Due to related parties				242	908
Due to related parties				$ 1,685	973
Konkar Agencies [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel				$ 850
Charter hire agreement commission rate				1.25%
Due to related parties				$ 1,443	$ 65